--------------------------------------------------------------------------------
STEIN ROE ADVISOR TAX-MANAGED FUNDS     Semiannual Report
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April 30, 2000

[COVER PHOTO]

President's Message

Dear Shareholder:

Recently the U.S. logged nine consecutive years of economic prosperity - a record for anyone who is counting. Productivity gains have made it possible for personal income to rise without much of an upswing in inflation, although higher energy prices have started to take a bigger bite out of American pocketbooks. American consumers have continued to spend freely, buying homes and new cars and putting little in the bank. The national savings rate dipped to a record low of 0.2% in February before inching back to 0.4% in March.(1)

The U.S. stock market rose strongly during the first half of the six-month period, powered by large technology companies and other selected blue chips. However, volatility brought down many of the highest fliers in February and March. It also helped close the gap somewhat between old economy industrials and new economy technology, telecommunications and biotechnology upstarts. Despite a rough-and-tumble market, we remained committed to our disciplined investment styles and to tax-managed investment strategies. We hope that you will think of the year's performance in that perspective and remember that diversification is an investor's ally over the long term.

I encourage you to review the following report carefully. For more information, contact your financial advisor or visit us on the Internet at www.libertyfunds.com for updates on your Fund's progress. As always, we thank you for choosing a Stein Roe Advisor tax-managed fund and for the opportunity to serve your investment needs.

Respectfully,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
June 12, 2000

(1)   U.S. Department of Commerce

      Because economic and market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue or come to pass.

--------------------------------------------------------------------------------
Tax-management can make a difference
--------------------------------------------------------------------------------

The difference between before and after taxes can be significant. That's why for funds that hold tax-efficiency as a priority, it's important to examine the returns that were actually received by investors. The chart below provides you with both before- and after-tax performance for your fund assuming that you sold your shares at the end of the period.

                          Average annual total returns
                      Class A shares a without sales charge
                          For the period ending 4/30/00

                                                                   6 months   1 year    Life of Fund
----------------------------------------------------------------------------------------------------
If you continue to hold your shares at the end of the period:
Stein Roe Advisor Tax-Managed Growth Fund (since 12/30/96)
   Before-tax return                                                 9.77%     16.41%      20.67%
   After-tax return                                                  9.77%     16.41%      20.67%
----------------------------------------------------------------------------------------------------
Stein Roe Advisor Tax-Managed Growth Fund II (since 3/7/00)
   Before-tax return                                                  N/A        N/A       (1.42)%
   After-tax return                                                   N/A        N/A       (1.42)%
----------------------------------------------------------------------------------------------------
Stein Roe Advisor Tax-Managed Value Fund (since 6/1/99)
   Before-tax return                                                (1.03)%      N/A      (12.25)%
   After-tax return                                                 (1.03)%      N/A      (12.25)%
----------------------------------------------------------------------------------------------------

As stated, these returns assume you hold your shares at the end of the period. In this case, your total returns after taxes are the same as the pre-tax returns. This is due to the fact that none of the funds distributed taxable income or gains during the period. Had you sold your shares at the end of the period, you may have realized a capital gain and your after-tax return after paying federal income tax would have been lower.

In the future, the Funds may be required to distribute taxable income and capital gains from time to time. In addition, market conditions may limit the Funds' ability to generate tax losses or to avoid dividend income. Excessive shareholder redemptions may also require the Funds to sell securities and realize gains. Finally, the ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

Past performance is no guarantee of future performance.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class. The performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Pre-tax calculations assume that all distributions received (income dividends and short-term and long-term capital gains) are reinvested in new shares. When calculating the taxes due, we used the highest individual federal income tax rates at the time of distributions. Those rates are currently 39.6% for dividends and short-term capital gains and 20% for long-term capital gains. The impact of state and local income taxes was not considered.

UPDATE
--------------------------------------------------------------------------------

The Securities and Exchange Commission (SEC) is currently in the process of determining how after-tax returns should be calculated and reported. It is proposed that Funds disclose pre-tax and after-tax performance assuming that you sell your shares at the end of the period. Capital gains tax paid on the resulting gain on the sale of the shares would lower the after-tax return.

Semiannual Report: Stein Roe Advisor Tax-Managed Growth Fund

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                           Portfolio Managers' Report
--------------------------------------------------------------------------------

A solid period for the Fund

The stock market soared, then stumbled as investors began to express concern over extreme valuations, an overheating economy and five consecutive interest rate increases. In that environment, Stein Roe Advisor Tax-Managed Growth Fund's Class A shares returned 9.77%, without a sales charge, for the six months ended April 30, 2000. That compared favorably to the S&P 500, which was up 7.18% over the same period. Once again, the Fund's performance was achieved without the payment of taxable distributions to shareholders.

The Fund's mix of "old" and "new" economy stocks helped performance

Although the market environment continued to be generally positive for growth stocks over most of the last six months, the latter part of the period proved much more challenging. A sharp correction in so-called "new economy" stocks, which had led the market earlier in the period, reflected investor concern that valuations had gotten out of hand. However, our blend of new economy and old economy stocks helped us to outperform during the six-month period and also dampened the impact of the market's volatility.

We also used the period of increased market volatility to harvest losses in the Fund to enhance its tax efficiency. This should help us to offset any realized future capital gains and may help to preserve our record of tax efficiency, which dates back to the Fund's inception on December 30, 1996.

Technology, for better and worse

Despite the severe correction in technology stocks late in the period, the Fund's strongest performers were all technology stocks. EMC, Cisco and Hewlett-Packard (3.2%, 4.3% and 1.8% of net assets, respectively) led performance along with Network Appliance and Applied Material (1.8% and 2.8% of net assets, respectively), both recent purchases in the Fund. The latter two reflect our enthusiasm for both selected Internet-related beneficiaries with sound business models, and growth in the semiconductor industry over the next several years. These companies complement our existing investments in both areas.

Technology also accounted for some of the Fund's biggest disappointment during the period. Microsoft (1.7% of net assets) came under pressure when it became clear that the company was unlikely to reach a settlement in the government's anti-trust case. Fortunately, we trimmed our investment in Microsoft early in

Net asset value per share as of 4/30/00

Class A                                                                 $18.87
--------------------------------------------------------------------------------
Class B                                                                 $18.40
--------------------------------------------------------------------------------
Class C                                                                 $18.39
--------------------------------------------------------------------------------
Class E                                                                 $18.84
--------------------------------------------------------------------------------
Class F                                                                 $18.41
--------------------------------------------------------------------------------
Class Z                                                                 $18.93
--------------------------------------------------------------------------------

Top 10 holdings as of 4/30/00

1. Cisco Systems                                                          4.3%
--------------------------------------------------------------------------------
2. Intel                                                                  3.6%
--------------------------------------------------------------------------------
3. General Electric                                                       3.4%
--------------------------------------------------------------------------------
4. EMC                                                                    3.2%
--------------------------------------------------------------------------------
5. Motorola                                                               2.8%
--------------------------------------------------------------------------------
6. Applied Materials                                                      2.8%
--------------------------------------------------------------------------------
7. Guidant                                                                2.8%
--------------------------------------------------------------------------------
8. IMS Health                                                             2.7%
--------------------------------------------------------------------------------
9. AES                                                                    2.7%
--------------------------------------------------------------------------------
10. Warner Lambert                                                        2.6%
--------------------------------------------------------------------------------

Holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these holdings in the future.

BOUGHT
--------------------------------------------------------------------------------

Applied Materials (2.8% of net assets) is the world's leading vendor of semiconductor fabrication equipment. The demand outlook for semiconductors remains strong over the next several years. That, in turn, should stimulate increased demand for semiconductor manufacturing equipment.

Semiannual Report: Stein Roe Advisor Tax-Managed Growth Fund

--------------------------------------------------------------------------------
Portfolio Managers' Report (continued)
--------------------------------------------------------------------------------

February prior to its big downturn. However, we also think that the stock market has presented a worst case scenario for Microsoft's future; and although it continues to operate under a cloud of uncertainty, we held onto some of our position because we believed its fundamental business prospects remained reasonably solid.

Rising interest rates hurt financial stocks

Interest rate concerns took their toll on financial stocks. Generally, financial stocks are among the first to move up when the economy slows to a pace that could extend the life of the current business expansion and fears about rising interest rates are relieved. For the most part, we held onto our financial stocks believing in their ability to continue to grow earnings despite some further increases in interest rates. We maintained positions in American International Group, Citigroup and Chase Manhattan (2.6%, 2.4% and 2.0% of net assets, respectively), as all have strong global leadership positions and could be among the favorites once investors return to financials. We believe these companies are positioned to operate in a rising rate environment without a material change to their business prospects. For tax reasons, however, we sold our position in Associates First Capital, which performed poorly despite solid fundamentals.

Looking ahead

Although the U.S. economy and corporate profit growth have continued to be quite strong, there are troublesome signs that inflationary pressures are beginning to build. If the Federal Reserve Board's interest rate hikes succeed in slowing the economy and easing inflation fears, investors are likely to read it as a positive development. In that environment, we believe the Fund's investments in high-quality growth stocks, blended with selected financials and "soft" cyclicals, should leave us well positioned. Meanwhile, our priority is to make the best investment decisions we can and to pursue tax-management strategies aimed at helping our shareholders keep more of what they earn.


/s/ William M. Hughes                      /s/ Steve Berman

William M. Hughes and Steve Berman are senior equity analysts at Stein Roe & Farnham Incorporated and are members of the eight-person investment management team for Stein Roe Advisor Tax-Managed Growth Fund.

An investment in the Fund may present certain risks, including stock market fluctuations due to economic and business developments. The Fund expects to distribute taxable income and capital gains from time to time, and management's ability to use certain tax-management techniques may be curtailed or eliminated in the future.

Top sector breakdowns as of 4/30/00

   [The following table was depicted as a bar graph in the printed material.]

                            Fund                        S&P 500 Index
--------------------------------------------------------------------------------
Technology                   32%                             33%
Consumer cyclical            17%                             12%
Consumer non-cyclical        18%                             16%
Industrial                   12%                              8%
Financial                    11%                             13%

Industry sectors in the following financial statements are based upon the standard industrial classificiations (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

Sector breakdowns are calculated as a percentage of the total portfolio. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this sector breakdown in the future.

SOLD
--------------------------------------------------------------------------------

Nabisco, McDonald's and Associates First Capital

Despite solid fundamentals, investors focused on higher growth companies during the period. With no catalyst in sight to reverse this trend, we sold our entire position in these three companies to realize a tax loss.

Semiannual Report: Stein Roe Advisor Tax-Managed Growth Fund

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Average Annual Total Returns as of 4/30/00

                                   A                 B                  C                  E                  F             Z
                           Without   With     Without   With     Without   With     Without   With     Without   With    Without
                            Sales    Sales     Sales    Sales     Sales    Sales     Sales    Sales     Sales    Sales    Sales
                           Charge   Charge    Charge   Charge    Charge   Charge    Charge   Charge    Charge   Charge   Charge
--------------------------------------------------------------------------------------------------------------------------------
Six months (cumulative)      9.77%    3.46%     9.39%    4.39%     9.33%    8.33%     9.92%    4.42%     9.78%    4.78%    9.87%
--------------------------------------------------------------------------------------------------------------------------------
1 year                      16.41     9.72     15.58    10.58     15.52    14.52     16.51    10.69     15.93    10.93    16.71
--------------------------------------------------------------------------------------------------------------------------------
Life of Fund                20.67    18.55     19.76    19.17     19.74    19.74     20.61    18.77     19.78    19.79    20.79
--------------------------------------------------------------------------------------------------------------------------------

Average Annual Total Returns as of 3/31/00

                                   A                 B                  C                  E                  F             Z
                           Without   With     Without   With     Without   With     Without   With     Without   With    Without
                            Sales    Sales     Sales    Sales     Sales    Sales     Sales    Sales     Sales    Sales    Sales
                           Charge   Charge    Charge   Charge    Charge   Charge    Charge   Charge    Charge   Charge   Charge
--------------------------------------------------------------------------------------------------------------------------------
Six months (cumulative)     20.95%   13.99%    20.38%   15.38%    20.45%   19.45%    21.06%   15.01%    20.82%   15.82%   21.03%
--------------------------------------------------------------------------------------------------------------------------------
1 year                      24.07    16.94     23.16    18.16     23.16    22.16     24.19    17.98     23.54    18.54    24.39
--------------------------------------------------------------------------------------------------------------------------------
Life of Fund                22.84    20.63     21.89    21.30     21.89    21.89     22.78    20.86     21.91    21.32    22.94
--------------------------------------------------------------------------------------------------------------------------------

Inception for all share classes is 12/31/96 except for Class Z shares, which commenced on 1/11/99. Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, 5% for Class E shares and the appropriate Class B and Class F contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0% and the Class C contingent deferred sales charge of 1% for the first year only.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class Z shares performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been higher.

Semiannual Report: Stein Roe Advisor Tax-Managed Growth Fund II

--------------------------------------------------------------------------------
Portfolio Managers' Report
--------------------------------------------------------------------------------

A volatile start for the Fund

The Fund's launch date coincided with a downturn in the stock market, which was particularly severe for the "new economy" technology and telecommunications stocks. At inception, these stocks were heavily weighted in the portfolio. As a result, Stein Roe Advisor Tax-Managed Growth Fund II Class A shares returned negative 1.42%, without a sales charge, for the period from March 7, 2000 through April 30, 2000. New cash flows into the Fund have been used to add more old economy stocks to the Fund's mix, thereby broadening its diversification. The Fund made no taxable distributions to shareholders.

Managed for attractive growth potential before and after taxes

In keeping with the Fund's disciplined investment strategy, which favors stocks with low dividends, stresses longer holding periods and considers the after-tax impact of all portfolio decisions, we have emphasized stocks in a variety of sectors:

o Technology

Although the final weeks of the quarter were hard on technology leaders such as Motorola, Microsoft and Cisco, we continue to believe that their fundamental business prospects remain solid. We are especially bullish on prospects for semiconductor companies and for selected companies that provide services to support Internet companies.

o Financial services

Although interest rate concerns took their toll on financial stocks, we have invested in well-managed companies that are leaders in their chosen business lines, and are attractively valued in the current market. All of the companies have been only minimally affected by the interest rate increases to date, and are well-positioned to prosper in future years. We believe they will be rewarding investments for our shareholders once current interest rates fears subside. They include Chase Manhattan and Wells Fargo (1.8% and 1.4% of net assets, respectively) in the banking sector; Federal National Mortgage (Fannie
Mae) and Citigroup (2.4% and 2.3% of net assets, respectively) in financial services; and American International Group (2.3% of net assets) as the premier company in the insurance sector.

o Consumer

Despite the economic cross currents, the large and healthy consumer sector continues to represent an area of fertile investment opportunity. Consumer non-cyclicals, primarily drugs and health care, represent the Fund's largest holdings. In addition to benefiting from the "graying of America," the health care stocks are relatively immune to the Fed's efforts to slow consumer spending. While rising interest rates are a

Net asset value as of 4/30/00

Class A                                                                  $11.83
--------------------------------------------------------------------------------
Class B                                                                  $11.83
--------------------------------------------------------------------------------
Class C                                                                  $11.82
--------------------------------------------------------------------------------
Class Z                                                                  $11.84
--------------------------------------------------------------------------------

Top 10 holdings as of 4/30/00

1. Cisco Systems                                                           4.4%
--------------------------------------------------------------------------------
2. Intel Corp.                                                             3.6%
--------------------------------------------------------------------------------
3. EMC Corp.                                                               3.3%
--------------------------------------------------------------------------------
4. Illinois Tool Works                                                     3.1%
--------------------------------------------------------------------------------
5. Motorola, Inc.                                                          3.1%
--------------------------------------------------------------------------------
6. Guidant Corp.                                                           3.0%
--------------------------------------------------------------------------------
7 General Electric Co.                                                     2.9%
--------------------------------------------------------------------------------
8. AES                                                                     2.8%
--------------------------------------------------------------------------------
9. Warner-Lambert                                                          2.8%
--------------------------------------------------------------------------------
10. Sun Microsystems                                                       2.8%
--------------------------------------------------------------------------------

Holdings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these holdings in the future.

Semiannual Report: Stein Roe Advisor Tax-Managed Growth Fund II

--------------------------------------------------------------------------------
                     Portfolio Managers' Report (continued)
--------------------------------------------------------------------------------

negative for consumer cyclicals, our exposure is in the faster-growing retailers and media companies whose earnings should continue to achieve above-average growth as long as the economy slows to a soft landing without a recession.

Looking ahead

We are optimistic that our blend of high-quality, large-cap growth stocks and selected opportunity stocks, coupled with our emphasis on tax efficiency, is positioned to generate attractive long-term returns for our shareholders. Our priority is to make the best investment decisions we can and to to pursue tax-management strategies aimed at helping our shareholders keep more of what they earn.


/s/ William M. Hughes               /s/ Steve Berman

William M. Hughes and Steve Berman are senior equity analysts at Stein Roe & Farnham Incorporated and are members of the eight-person investment management team for Stein Roe Advisor Tax-Managed Growth Fund II.

An investment in the Fund may present certain risks, including stock market fluctuations due to economic and business developments. The Fund expects to distribute taxable income and capital gains from time to time, and management's ability to use certain tax-management techniques may be curtailed or eliminated in the future.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Cumulative Annual Total Returns as of 4/30/00

                                    A                 B                  C              Z
Inception date(1)           3/7/00   3/7/00    3/7/00   3/7/00    3/7/00   3/7/00    3/7/00
--------------------------------------------------------------------------------------------
                            Without   With     Without   With     Without   With     Without
                             Sales    Sales     Sales    Sales     Sales    Sales     Sales
                            Charge   Charge    Charge   Charge    Charge   Charge    Charge
--------------------------------------------------------------------------------------------
Life of Fund                (1.42)%  (7.09)%   (1.42)%  (6.35)%   (1.50)%  (2.49)%   (1.33)%
--------------------------------------------------------------------------------------------

Cumulative Annual Total Returns as of 3/31/00

                                    A                 B                  C              Z
                            Without   With     Without   With     Without   With     Without
                             Sales    Sales     Sales    Sales     Sales    Sales     Sales
                            Charge   Charge    Charge   Charge    Charge   Charge    Charge
--------------------------------------------------------------------------------------------
Life of Fund                 4.50%   (1.51)%   4.50%    (0.50)%    4.42%    3.42%     4.50%
--------------------------------------------------------------------------------------------

(1)   Investment operations commenced on 3/7/00.

      Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, and the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0% and the Class C contingent deferred sales charge of 1% for the first year only.

      Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

      Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Top five sector breakdowns as of 4/30/00

   [The following table was depicted as a bar chart in the printed material.]

                                    Fund                S&P 500 Index
--------------------------------------------------------------------------------
Technology                           32%                     33%
Consumer non-cyclicals               19%                     16%
Financial                            13%                     13%
Utilities                            12%                      8%
Consumer cyclicals                   12%                     12%

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

Sector breakdowns are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this breakdown in the future.

Semiannual Report: Stein Roe Advisor Tax-Managed Value Fund

--------------------------------------------------------------------------------
Portfolio Manager's Report
--------------------------------------------------------------------------------

A disappointing period for value stocks

After suffering one of the worst years ever in 1999, value stocks finally began to show some life near the end of the period. However, the upturn was too little, too late to boost the performance of Stein Roe Advisor Tax-Managed Value Fund. Class A shares returned negative 1.03%, without a sales charge, for the six months ended April 30, 2000. That was lower than the S&P 500, which gained 7.18%, and also lower than the S&P 500 Barra/Value Index, which gained 2.70% over the same period. The Fund paid no taxable distributions to shareholders during the six-month period.

Downturn with a silver lining

Although the Fund's disappointing performance was the direct result of investors' preference for growth stocks, especially large technology stocks, there were a few bright spots in the value camp during the period. The Fund's investments in energy stocks did well, which raised the weighting of the position in the portfolio. Although the Organization of Petroleum Exporting Countries (OPEC) has started pumping more oil recently, they have done a good job of managing production. That has helped keep supply and demand in line, and energy stocks have responded favorably.

The market's recent downturn has presented the Fund with an opportunity to invest in some very high-quality companies that usually fall outside the value investor's realm because they typically sell at a premium to the market. For example, we have invested in consumer staples companies such as Procter & Gamble, Pepsi, Bestfoods and Sara Lee (2.7%, 1.8%, 2.3% and 1.8% of net assets, respectively) as well as pharmaceutical companies Merck, Abbott Labs and Schering-Plough (2.1%, 2.6% and 2.1% of net assets, respectively) at very attractive prices. These companies have a history of stable earnings independent of the health of the economy -- a plus for the portfolio as this economic expansion appears to be heading into extra innings.

Financial exposure reduced

In order to build our positions in consumer staples and pharmaceuticals, we reduced our exposure to technology stocks and to the financial sector. We are concerned that it is late in the credit cycle; and with an excess of capacity, we fear that financial companies could experience reduced profitability if they move down the quality scale and/or lower their standards in order to write new loans.

Net asset value as of 4/30/00

Class A                                                                  $10.53
--------------------------------------------------------------------------------
Class B                                                                  $10.47
--------------------------------------------------------------------------------
Class C                                                                  $10.47
--------------------------------------------------------------------------------
Class Z                                                                  $10.53
--------------------------------------------------------------------------------

Top five sector breakdowns as of 4/30/00

   [The following table was depicted as a bar chart in the printed material.]

                             Fund                         S&P 500 Index
--------------------------------------------------------------------------------
Technology                    32%                              33%
Consumer non-cyclicals        19%                              16%
Financial                     13%                              13%
Consumer cyclicals            12%                              12%
Utilities                     12%                              10%

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

Sector breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this breakdown in the future.

BOUGHT
--------------------------------------------------------------------------------

Procter & Gamble (2.7% of net assets)

Procter & Gamble's price was slashed in the wake of an advance announcement that third quarter earnings would fall short of the firm's earlier estimates. We believe investor reaction was more severe than the company's short fall merited, and we bought up shares on the belief that Procter & Gamble's main businesses are sound.

Semiannual Report: Stein Roe Advisor Tax-Managed Value Fund

--------------------------------------------------------------------------------
                     Portfolio Manager's Report (continued)
--------------------------------------------------------------------------------

Looking ahead

Investors spent most of last year bidding up prices on stocks that made great stories but did not necessarily have the fundamentals to support their extremely high valuations. Now that investors seem to have refocused on valuations, we believe that our portfolio of stocks is favorably positioned. Many are still selling at large discounts to the market, yet their business prospects appear intact. As a result, we believe the outlook for the portfolio is strong in the period ahead.


/s/ Scott Schermerhorn

Scott Schermerhorn is a senior vice president of Stein Roe & Farnham and portfolio manager of the Fund.

An investment in the Fund may present certain risks, including stock market fluctuations due to economic and business developments. The Fund expects to distribute taxable income and capital gains from time to time, and management's ability to use certain tax-management techniques may be curtailed or eliminated in the future.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Average Annual Total Returns as of 4/30/00

                                     A                  B                  C             Z
Inception date                6/1/99   6/1/99    6/1/99   6/1/99    6/1/99   6/1/99    6/1/99
---------------------------------------------------------------------------------------------
                             Without   With     Without   With     Without   With     Without
                              Sales    Sales     Sales    Sales     Sales    Sales     Sales
                             Charge   Charge    Charge   Charge    Charge   Charge    Charge
---------------------------------------------------------------------------------------------
Six months (cumulative)      (1.03)%  (6.72)%   (1.32)%  (6.25)%   (1.41)%  (2.40)%   (1.22)%
---------------------------------------------------------------------------------------------
Life of Fund                (12.25)  (17.30)   (12.75)  (17.11)   (12.83)  (13.71)   (12.33)
---------------------------------------------------------------------------------------------

Average Annual Total Returns as of 3/31/00

                                    A                   B                  C             Z
                             Without   With     Without   With     Without   With     Without
                              Sales    Sales     Sales    Sales     Sales    Sales     Sales
                             Charge   Charge    Charge   Charge    Charge   Charge    Charge
---------------------------------------------------------------------------------------------
Six months (cumulative)      (0.19)%  (5.93)%   (0.58)%  (5.55)%   (0.58)%  (1.57)%   (0.29)%
---------------------------------------------------------------------------------------------
Life of Fund                (13.75)  (18.71)   (14.25)  (18.54)   (14.25)  (15.11)   (13.83)
---------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0% and the Class C contingent deferred sales charge of 1% for the first year only.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Top 10 holdings as of 4/30/00

1. Procter & Gamble                                                         2.7%
--------------------------------------------------------------------------------
2. Walt Disney Productions                                                  2.6%
--------------------------------------------------------------------------------
3. Abbott Labs                                                              2.6%
--------------------------------------------------------------------------------
4. United Healthcare                                                        2.5%
--------------------------------------------------------------------------------
5. Bestfoods                                                                2.3%
--------------------------------------------------------------------------------
6. Nike                                                                     2.3%
--------------------------------------------------------------------------------
7. Amerada Hess                                                             2.3%
--------------------------------------------------------------------------------
8. Royal Duch Petroleum                                                     2.2%
--------------------------------------------------------------------------------
9. Merck & Co                                                               2.1%
--------------------------------------------------------------------------------
10. Schering-Plough Corp.                                                   2.1%
--------------------------------------------------------------------------------

Holdings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these holdings in the future.

SOLD/BOUGHT
--------------------------------------------------------------------------------

BancOne (2.0% of net assets)

When the company announced that it was going to miss its fourth quarter earnings estimate because of troubles in its First USA credit card unit, we sold our position. However, when the company brought in a new CEO, we bought the company back at a lower price on the belief that new management could be the catalyst for a rebound.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
Stein Roe Advisor Tax-Managed Growth Fund
April 30, 2000 (Unaudited)
(In thousands)

Common Stocks - 94.7%                        Shares            Value
--------------------------------------------------------------------------------

FINANCE, INSURANCE & REAL ESTATE - 12.2%
Depository Institutions - 2.8%
Chase Manhattan Corp.                             196      $     14,102
Wells Fargo & Co.                                 145             5,942
                                                           ------------
                                                                 20,044
                                                           ============
Insurance Carriers - 5.0%
American International Group, Inc.                167            18,371
Citigroup, Inc.                                   296            17,608
                                                           ------------
                                                                 35,979
                                                           ============
Investment Companies - 2.0%
Standard and Poor's Depositary Receipts            98            14,253
                                                           ============
Nondepository Credit Institutions - 2.4%
Fannie Mae                                        291            17,545
                                                           ============
--------------------------------------------------------------------------------
MANUFACTURING - 48.8%
Chemicals & Allied Products - 8.0%
Bristol-Myers Squibb Co.                          266            13,954
Eli Lilly & Co.                                   140            10,824
Schering-Plough Corp.                             349            14,069
Warner-Lambert Co.                                165            18,779
                                                           ------------
                                                                 57,626
                                                           ============
Communications Equipment - 4.6%
Motorola, Inc.                                    172            20,467
Tellabs, Inc. (a)                                 231            12,662
                                                           ------------
                                                                 33,129
                                                           ============
Electrical Industrial Equipment - 3.4%
General Electric Co. (a)                          156            24,605
                                                           ============
Electronic Components - 3.6%
Intel Corp.                                       202            25,616
                                                           ============
Machinery & Computer Equipment - 17.8%
American Standard Cos., Inc. (a)                  376            15,420
Applied Materials, Inc. (a)                       196            19,955
Cisco Systems, Inc. (a)                           445            30,830
Dover Corp.                                       320            16,275
EMC Corp. (a)                                     165            22,925
Hewlett-Packard Co.                                94            12,690
International Business Machines Corp.              89             9,879
                                                           ------------
                                                                127,974
                                                           ============
Measuring & Analyzing Instruments - 4.8%
Guidant Corp.                                     347            19,909
Medtronic, Inc.                                   278            14,459
                                                           ------------
                                                                 34,368
                                                           ============
Miscellaneous Manufacturing - 2.6%
Tyco International Ltd.                           408            18,743
                                                           ============
Petroleum Refining - 1.6%
BP Amoco PLC ADR                                  225            11,491
                                                           ============
Rubber & Plastic - 2.4%
Illinois Tool Works, Inc.                         273            17,489
                                                           ============
--------------------------------------------------------------------------------
RETAIL TRADE - 6.0%
Building, Hardware & Garden Supply - 1.5%
Home Depot, Inc.                                  195            10,938
                                                           ============
General Merchandise Stores - 4.5%
Dollar General Corp.                              758            17,338
Wal-Mart Stores, Inc.                             268            14,829
                                                           ------------
                                                                 32,167
                                                           ============
Services - 14.9%
Business Services - 4.1%
Internet Capital Group, Inc.                       52             2,204
Sun Microsystems, Inc. (a)                        173            15,942
Young & Rubicam, Inc.                             205            11,416
                                                           ------------
                                                                 29,562
                                                           ============
Computer Related Services - 4.5%
IMS Health, Inc.                                1,140            19,455
Network Appliance, Inc. (a)                       176            13,013
                                                           ------------
                                                                 32,468
                                                           ============
Computer Software - 3.8%
Microsoft Corp. (a)                               170            11,871
Novell, Inc.                                      370             7,261
Yahoo!, Inc. (a)                                   60             7,815
                                                           ------------
                                                                 26,947
                                                           ============
Engineering, Accounting, Research &
Management - 0.8%
Genentech, Inc. (a)                                51             5,967
                                                           ============
Motion Pictures - 1.7%
Time Warner, Inc.                                 135            12,124
                                                           ============
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 12.8%
Broadcasting - 4.0%
AMFM, Inc. (a)                                     51             3,385
CBS Corp.                                         265            15,539
Clear Channel Communications, Inc. (a)            132             9,511
                                                           ------------
                                                                 28,435
                                                           ============
Communications - 2.4%
McLeodUSA, Inc. Class A (a)                       383             9,563
NEXTLINK Communications, Inc.
   Class A (a)                                     90             7,588
                                                           ------------
                                                                 17,151
                                                           ============
Electric Services - 9.1%
AES Corp. (a)                                     216            19,409
                                                           ============
Telecommunication - 3.7%
Level 3 Communications, Inc.(a)                   121            10,769
MCIWorldCom (a)                                   187             8,485
Sprint Corp.                                      120             7,380
                                                           ------------
                                                                 26,634
                                                           ============
Total Common Stocks
   (cost of $533,917)(b)                                        680,664
                                                           ============

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------

Stein Roe Advisor Tax-Managed Growth Fund (continued)

                                               Par             Value
--------------------------------------------------------------------------------
Short Term Obligations - 4.3%
--------------------------------------------------------------------------------

Repurchase agreement with SBC Warburg, LTD, dated 4/28/00, due 5/01/00 at 5.71%, collateralized by U.S. Treasury notes with various maturities to 2025, market value
$31,756 (repurchase proceeds $31,055)         $31,040      $     31,040
                                                           ============

Other Assets & Liabilities, Net - 1.0%                            7,348
                                                           ------------

Net Assets - 100.0%                                        $    719,052
                                                           ============

(a)   Non-income producing.
(b)   Cost for federal income tax purposes is the same.

               Acronym                            Name
             ----------           ------------------------------------
                 ADR                   American Depositary Receipt

See notes to investment portfolio.

Stein Roe Advisor Tax-Managed Growth Fund II
April 30, 2000 (Unaudited)
(In thousands)

Common Stocks - 97.4%                        Shares            Value
--------------------------------------------------------------------------------

FINANCE, INSURANCE & REAL ESTATE - 12.5%
Depository Institutions - 3.1%
Chase Manhattan Corp.                               2      $        162
Wells Fargo & Co.                                   3               128
                                                           ------------
                                                                    290
                                                           ============
Insurance Carriers - 4.5%
American International Group, Inc.                  2               201
Citigroup, Inc.                                     4               211
                                                           ------------
                                                                    412
                                                           ============
Nondepository Credit Institutions - 4.9%
Associates First Capital Corp.                     10               233
Fannie Mae                                          4               219
                                                           ------------
                                                                    452
                                                           ============
--------------------------------------------------------------------------------
MANUFACTURING - 49.9%
Chemicals & Allied Products - 9.9%
Bristol-Myers Squibb Co.                            4               206
Eli Lilly & Co.                                     3               247
Schering-Plough Corp.                               5               201
Warner-Lambert Co.                                  2               256
                                                           ------------
                                                                    910
                                                           ============
Communications Equipment - 5.4%
Motorola, Inc.                                      2               279
Tellabs, Inc. (a)                                   4               214
                                                           ------------
                                                                    493
                                                           ============
Electrical Industrial Equipment - 2.9%
General Electric Co. (a)                            2               265
                                                           ============
Electronic Components - 3.6%
Intel Corp.                                         3               330
                                                           ============
Machinery & Computer Equipment - 15.4%
Applied Materials, Inc. (a)                         2               240
Cisco Systems, Inc. (a)                             6               405
Dover Corp.                                         4               203
EMC Corp. (a)                                       2               302
Hewlett-Packard Co.                                 1               124
International Business Machines Corp.               1               144
                                                           ------------
                                                                  1,418
                                                           ============
Measuring & Analyzing Instruments - 5.2%
Guidant Corp.                                       5               276
Medtronic, Inc.                                     4               205
                                                           ------------
                                                                    481
                                                           ============
Miscellaneous Manufacturing - 2.2%
Tyco International Ltd.                             4               203
                                                           ============
Petroleum Refining - 2.3%
BP Amoco PLC ADR                                    4               214
                                                           ============
Rubber & Plastic - 3.0%
Illinois Tool Works, Inc.                           4               279
                                                           ============
Retail Trade - 5.2%
Building, Hardware & Garden Supply - 1.7%
Home Depot, Inc.                                    3               156
                                                           ============

See notes to financial statements.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------

Stein Roe Advisor Tax-Managed Growth Fund II (continued)

Common Stocks - (Continued)                  Shares            Value
--------------------------------------------------------------------------------

General Merchandise Stores - 3.5%
Dollar General Corp.                                6      $        144
Wal-Mart Stores, Inc.                               3               180
                                                           ------------
                                                                    324
                                                           ============
--------------------------------------------------------------------------------
SERVICES - 14.3%
Business Services - 3.1%
Internet Capital Group, Inc.                        1                25
Sun Microsystems, Inc. (a)                          3               256
                                                           ------------
                                                                    281
                                                           ============
Computer Related Services - 4.1%
IMS Health, Inc.                                   13               230
Network Appliance, Inc. (a)                         2               146
                                                           ------------
                                                                    376
                                                           ============
Computer Software - 4.0%
Microsoft Corp. (a)                                 1                98
Novell, Inc.                                        5                92
Yahoo!, Inc. (a)                                    1               180
                                                           ------------
                                                                    370
                                                           ============
Engineering, Accounting, Research &
Management - 0.5%
Genentech, Inc. (a)                                                  47
                                                           ============
Motion Pictures - 2.7%
Time Warner, Inc.                                   3               247
                                                           ============
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 15.5%
Broadcasting - 4.2%
AMFM, Inc. (a)                                      3               191
Univision Communications, Inc. Class A (a)          2               198
                                                           ------------
                                                                    389
                                                           ============
Communications - 3.8%
Focal Communications Corp. (a)                      6               185
NEXTLINK Communications, Inc. Class A (a)           2               161
                                                           ------------
                                                                    346
                                                           ============
Electric Services - 2.8%
AES Corp. (a)                                       3               261
                                                           ============
Telecommunication - 4.7%
Level 3 Communications, Inc. (a)                    2               184
Sprint Corp.                                        4               247
                                                           ------------
                                                                    431
                                                           ============
Total Common Stocks
   (Cost of $9,130)(b)                                            8,975
                                                           ============

                                               Par             Value
--------------------------------------------------------------------------------
Short Term Obligations - 7.2%
--------------------------------------------------------------------------------

Repurchase agreement with SBC Warburg, LTD, dated 4/28/00, due 5/01/00 at 5.71%, collateralized by U.S. Treasury notes with various maturities to 2025, market value
$675 (repurchase proceeds $660)             $     660      $        660
                                                           ============

Other Assets & Liabilities, Net - (4.6%)                           (427)
                                                           ============

Net Assets - 100.0%                                        $      9,208
                                                           ============

(a)   Non-income producing.
(b)   Cost for federal income tax purposes is the same.

               Acronym                            Name
             ----------           ------------------------------------
                 ADR                   American Depositary Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
Stein Roe Advisor Tax-Managed Value Fund
April 30, 2000 (Unaudited)
(In thousands)


Common Stocks - 95.0%                        Shares            Value
--------------------------------------------------------------------------------

FINANCE, INSURANCE & REAL ESTATE - 13.1%
Depository Institutions - 6.3%
Banc One Corp.                                     30      $        915
Firstar Corp.                                      23               577
FleetBoston Financial Corp.                        16               567
Wells Fargo & Co.                                  19               768
                                                           ------------
                                                                  2,827
                                                           ============
Insurance Carriers - 4.9%
MetLife, Inc. (a)                                  17               288
United Healthcare Corp.                            17             1,114
XL Capital Ltd. Class A                            17               814
                                                           ------------
                                                                  2,216
                                                           ============
Nondepository Credit Institutions - 1.9%
Freddie Mac                                        19               859
                                                           ============
--------------------------------------------------------------------------------
MANUFACTURING - 54.4%
Chemicals & Allied Products - 13.0%
Abbott Laboratories                                30             1,165
Dow Chemical Co.                                    6               644
Merck & Co., Inc.                                  14               966
Procter & Gamble Co.                               20             1,205
Schering-Plough Corp.                              24               951
Sherwin-Williams Co.                               37               925
                                                           ------------
                                                                  5,856
                                                           ============
Communications Equipment - 1.1%
Motorola, Inc.                                      4               500
                                                           ============
Electrical Industrial Equipment - 1.1%
Emerson Electric Co.                                9               488
                                                           ============
Food & Kindred Products - 10.3%
Bestfoods                                          21             1,050
General Mills, Inc.                                16               579
Nabisco Holdings Corp.                             16               597
PepsiCo, Inc.                                      22               807
Philip Morris Companies, Inc.                      36               783
Sara Lee Corp.                                     55               824
                                                           ------------
                                                                  4,640
                                                           ============
Household Appliances - 0.8%
Whirlpool Corp.                                     6               358
                                                           ============
Machinery & Computer Equipment - 2.7%
Compaq Computer Corp.                              17               509
Ingersoll Rand Co.                                 15               718
                                                           ------------
                                                                  1,227
                                                           ============
Measuring & Analyzing Instruments - 3.2%
Honeywell International, Inc.                      12               655
Xerox Corp.                                        29               775
                                                           ------------
                                                                  1,430
                                                           ============
Paper Products - 2.9%
International Paper Co.                            17               617
Kimberly Clark Corp.                               12               720
                                                           ------------
                                                                  1,337
                                                           ============
Petroleum Refining - 8.8%
Amerada Hess Corp.                                 16             1,037
Chevron Corp.                                       6               519
Royal Dutch Petroleum Co.                          17               998
Texaco, Inc.                                       13               649
USX-Marathon Group                                 33               765
                                                           ------------
                                                                  3,968
                                                           ============
Primary Metal - 1.6%
Nucor Corp.                                        17               740
                                                           ============
Rubber & Plastic - 2.3%
Nike, Inc., Class B                                24             1,043
                                                           ============
Stone, Clay, Glass & Concrete - 1.6%
Minnesota Mining & Manufacturing Co.                8               709
                                                           ============
Transportation Equipment - 5.0%
Boeing Co.                                         22               885
Delphi Automotive Systems Corp.                    40               756
United Technologies Corp.                          10               609
                                                           ------------
                                                                  2,250
                                                           ============
--------------------------------------------------------------------------------
MINING & ENERGY - 4.6%
Crude Petroleum & Natural Gas - 2.0%
Anadarko Petroleum Corp.                           19               817
Burlington Resources, Inc.                          2                71
                                                           ------------
                                                                    888
                                                           ============
Gold & Silver Mining - 1.1%
Barrick Gold Corp.                                 30               499
                                                           ============
Oil & Gas Field Services - 1.5%
Diamond Offshore Drilling, Inc.                    17               693
                                                           ============
--------------------------------------------------------------------------------
RETAIL TRADE - 6.4%
Apparel & Accessory Stores - 1.1%
Nordstrom, Inc.                                    19               520
                                                           ============
Food Stores - 2.0%
Albertson's, Inc.                                  27               886
                                                           ============
General Merchandise Stores - 0.8%
Federated Department Stores, Inc. (a)              10               347
                                                           ============
Miscellaneous Retail - 1.4%
Office Depot, Inc. (a)                             60               633
                                                           ============
Restaurants - 1.1%
McDonald's Corp.                                   14               522
                                                           ============
--------------------------------------------------------------------------------
SERVICES - 7.4%
Computer Related Services - 3.9%
Electronic Data Systems Corp.                      12               853
First Data Corp.                                   18               891
                                                           ------------
                                                                  1,744
                                                           ============
Health Services - 0.9%
Columbia/HCA Healthcare Corp.                      15               429
                                                           ============
Motion Pictures - 2.6%
The Walt Disney Co.                                27             1,169
                                                           ============

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------

Common Stocks - (Continued)                  Shares            Value
--------------------------------------------------------------------------------

TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 9.1%
Electric Services - 3.2%
Entergy Corp.                                      18      $        455
PG&E Corp.                                         15               386
Southern Co.                                       24               594
                                                           ------------
                                                                  1,435
                                                           ============
Railroad - 1.0%
Union Pacific Corp.                                11               455
                                                           ============
Telecommunication - 4.9%
AT&T Corp.                                         16               747
MCIWorldCom (a)                                    16               722
US West, Inc.                                      11               755
                                                           ------------
                                                                  2,224
                                                           ============
Total Common Stocks
   (cost of $41,714)                                             42,892
                                                           ============

Short Term Obligations - 3.3%                  Par
--------------------------------------------------------------------------------

Repurchase agreement with SBC Warburg, LTD, dated 4/28/00, due 5/01/00 at 5.71%, collateralized by U.S. Treasury notes with various maturities to 2025, market value
$1,522 (repurchase proceeds $1,489)         $   1,488             1,488
                                                           ============

Other Assets & Liabilities, Net - 1.7%                              779
                                                           ============

Net Assets - 100.0%                                        $     45,159
                                                           ============

(a)   Non-income producing.
(b)   Cost for federal income tax purposes is the same.

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

                                                                          SRATMGF                               SRATMGFII
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments at value                                                             $680,664                                $  8,975
Short-term obligations                                                             31,040                                     660
                                                                                 --------                                --------
                                                                                  711,704                                   9,635
Receivable for:
   Fund shares sold                                               $6,500                               $ 598
   Investments sold                                                5,344                                 340
   Dividends                                                         333                                   5
   Interest                                                           15                                  --
   Expense reimbursement due from Advisor/Administrator               --                                  15
Other                                                                137                                   1
                                                                  ------                               -----
        Total Assets                                                               12,329                                     959
                                                                                 --------                                --------
                                                                                  724,033                                  10,594
Liabilities
Payable for:
   Investments purchased                                           3,410                               1,350
   Fund shares repurchased                                           731                                  --
Accrued:
   Management fee                                                    371                                   5
   Administration fee                                                233                                   1
   Distribution fee -- Class B                                        18                                  --
   Distribution fee -- Class C                                         5                                  --
   Transfer agent fee                                                184                                   1
   Bookkeeping fee                                                    21                                   3
   Deferred Trustee fees                                               1                                  --
Other                                                                  7                                  26
                                                                  ------                               -----
        Total Liabilities                                                           4,981                                   1,386
                                                                                 --------                                --------
Net Assets                                                                       $719,052                                $  9,208
                                                                                 ========                                ========
Net asset value & redemption price per share -- Class A
   ($144,093/7,637), ($769/65) and ($10,233/972), respectively                   $  18.87(a)                             $  11.83(a)
                                                                                 ========                                ========
Maximum offering price per share -- Class A
   ($18.87/0.9425), (11.83/0.9425) and ($10.53/0.9425), respectively             $  20.02(b)                             $  12.55(b)
                                                                                 ========                                ========
Net asset value & offering price per share -- Class B
   ($477,620/25,963), ($3,502/296) and ($28,728/2,745), respectively             $  18.40(a)                             $  11.83(a)
                                                                                 ========                                ========
Net asset value & offering price per share -- Class C
   ($74,560/4,054), ($447/38) and ($6,197/592), respectively                     $  18.39(a)                             $  11.82(a)
                                                                                 ========                                ========
Net asset value & redemption price per share -- Class E
   ($8,798/467)                                                                  $  18.84                                     N/A
                                                                                 ========                                ========
Maximum offering price per share -- Class E
   ($18.84/0.9500)                                                               $  19.73(b)                                  N/A
                                                                                 ========                                ========
Net asset value & offering price per share -- Class F
   ($12,683/689)                                                                 $  18.41(a)                                  N/A
                                                                                 ========                                ========
Net asset value,  offering & redemption price per share --
   Class Z ($1,298/69), ($4,490/379) and ($1/(c)), respectively                  $  18.93                                $  11.84
                                                                                 ========                                ========
Composition of Net Assets
Capital paid in                                                                  $592,095                                $  9,351
Accumulated net investment loss                                                    (4,011)                                     (2)
Accumulated net realized gain (loss)                                              (15,779)                                     14
Net unrealized appreciation (depreciation)                                        146,747                                    (155)
                                                                                 --------                                --------
                                                                                 $719,052                                $  9,208
                                                                                 ========                                ========

                                                                                            SRATMVF
-------------------------------------------------------------------------------------------------------------------------
Assets
Investments at value                                                                                 $ 42,892
Short-term obligations                                                                                  1,488
                                                                                                     --------
                                                                                                       44,380
Receivable for:
   Fund shares sold                                                               $  854
   Investments sold                                                                  553
   Dividends                                                                          45
   Interest                                                                            1
   Expense reimbursement due from Advisor/Administrator                               14
Other                                                                                  1
                                                                                  ------
        Total Assets                                                                                    1,468
                                                                                                     --------
                                                                                                       45,848
Liabilities
Payable for:
   Investments purchased                                                             426
   Fund shares repurchased                                                           119
Accrued:
   Management fee                                                                     30
   Administration fee                                                                 10
   Distribution fee -- Class B                                                         4
   Distribution fee -- Class C                                                         1
   Transfer agent fee                                                                  9
   Bookkeeping fee                                                                     2
   Deferred Trustee fees                                                              --
Other                                                                                 88
                                                                                  ------
        Total Liabilities                                                                                 689
                                                                                                     --------
Net Assets                                                                                           $ 45,159
                                                                                                     ========
Net asset value & redemption price per share -- Class A
   ($144,093/7,637), ($769/65) and ($10,233/972), respectively                                       $  10.53(a)
                                                                                                     ========
Maximum offering price per share -- Class A
   ($18.87/0.9425), (11.83/0.9425) and ($10.53/0.9425), respectively                                 $  11.17(b)
                                                                                                     ========
Net asset value & offering price per share -- Class B
   ($477,620/25,963), ($3,502/296) and ($28,728/2,745), respectively                                 $  10.47(a)
                                                                                                     ========
Net asset value & offering price per share -- Class C
   ($74,560/4,054), ($447/38) and ($6,197/592), respectively                                         $  10.46(a)
                                                                                                     ========
Net asset value & redemption price per share -- Class E
   ($8,798/467)                                                                                           N/A
                                                                                                     ========
Maximum offering price per share -- Class E
   ($18.84/0.9500)                                                                                        N/A
                                                                                                     ========
Net asset value & offering price per share -- Class F
   ($12,683/689)                                                                                          N/A
                                                                                                     ========
Net asset value,  offering & redemption price per share --
   Class Z ($1,298/69), ($4,490/379) and ($1/(c)), respectively                                      $  10.52
                                                                                                     ========
Composition of Net Assets
Capital paid in                                                                                      $ 47,423
Accumulated net investment loss                                                                           (49)
Accumulated net realized gain (loss)                                                                   (3,393)
Net unrealized appreciation (depreciation)                                                              1,178
                                                                                                     --------
                                                                                                     $ 45,159
                                                                                                     ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)   On sales of $50,000 or more the offering price is reduced.
(c)   Rounds to less than one. See notes to financial statements.

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the period ended April 30, 2000 (Unaudited)
(In thousands)

                                                                          SRATMGF                             SRATMGFII (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                                                        $  1,645                                $      5
Interest                                                                              738                                       6
                                                                                 --------                                --------
                                                                                    2,383                                      11

Expenses
Management fee                                                   $ 1,797                             $     7
Administration fee                                                 1,184                                   2
Service fee --
   Class A                                                           156                                  (b)
   Class B                                                           494                                  (b)
   Class C                                                            78                                  (b)
   Class E                                                            11
   Class F                                                            15
Distribution fee -- Class A                                           --                                  --
Distribution fee -- Class B                                        1,471                                   1
Distribution fee -- Class C                                          232                                  (b)
Distribution fee -- Class E                                            4                                  --
Distribution fee -- Class F                                           39                                  --
Transfer agent fee                                                   739                                   2
Bookkeeping fee                                                      108                                   4
Trustees fee                                                          11                                   1
Custodian fee                                                         13                                   1
Audit fee                                                             10                                   5
Legal fee                                                             --                                   1
Registration fee                                                      19                                  17
Reports to shareholders                                                7                                   1
Other                                                                 --                                  --
                                                                 -------                             -------
                                                                   6,388                                  42

Fees and expenses waived or borne by the Advisor/Administrator        --            6,388                (29)                  13
                                                                 -------         --------            -------             --------
Net Investment Loss                                                                (4,005)                                     (2)
                                                                                 --------                                --------

Net Realized & Unrealized Gain (Loss) On Portfolio Positions
Net realized gain (loss)                                          (3,940)                                 14
Net change in unrealized appreciation/depreciation
   during the period                                              52,511                                (155)
                                                                 -------                             -------
   Net Gain (Loss)                                                                 48,571                                    (141)
                                                                                 --------                                --------
Increase (Decrease) in Net Assets from Operations                                $ 44,566                                $   (143)
                                                                                 ========                                ========

                                                                                    SRATMVF
-----------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                                                                      $  313
Interest                                                                                           41
                                                                                               ------
                                                                                                  354

Expenses
Management fee                                                             $  140
Administration fee                                                             35
Service fee --
   Class A                                                                     11
   Class B                                                                     26
   Class C                                                                      7
   Class E
   Class F
Distribution fee -- Class A                                                     2
Distribution fee -- Class B                                                    75
Distribution fee -- Class C                                                    19
Distribution fee -- Class E                                                    --
Distribution fee -- Class F                                                    --
Transfer agent fee                                                             50
Bookkeeping fee                                                                13
Trustees fee                                                                    6
Custodian fee                                                                   5
Audit fee                                                                      --
Legal fee                                                                       4
Registration fee                                                               87
Reports to shareholders                                                        --
Other                                                                           3
                                                                           ------
                                                                              483

Fees and expenses waived or borne by the Advisor/Administrator                (80)                403
                                                                           ------              ------
Net Investment Loss                                                                               (49)
                                                                                               ------

Net Realized & Unrealized Gain (Loss) On Portfolio Positions
Net realized gain (loss)                                                   (2,737)
Net change in unrealized appreciation/depreciation
   during the period                                                        2,827
                                                                           ------
   Net Gain (Loss)                                                                             (2,737)
                                                                                               ------
Increase (Decrease) in Net Assets from Operations                                              $   41
                                                                                               ======

(a)   The Fund commenced investment operations on March 7, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)

                                                       (Unaudited)                    (Unaudited)    (Unaudited)
                                                        Six months                      Period        Six months      Period
                                                          ended       Year ended         ended          ended          ended
                                                        April 30,      October 31,      April 30,      April 30,     October 31,
                                                           2000           1999           2000(d)         2000          1999(e)
-------------------------------------------------------------------------------------------------------------------------------
                                                                 SRATMGF                SRATMGFII             SRATMVF
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                        2000 (b)        1999 (a)         2000           2000           1999
Operations:
Net investment loss                                     $  (4,005)      $  (2,621)      $      (2)     $     (49)     $     (26)
Net realized gain (loss)                                   (3,940)         (1,673)             14         (2,737)          (656)
Net change in unrealized appreciation/depreciation         52,511          74,131            (155)         2,827         (1,649)
                                                        ---------       ---------       ---------      ---------      ---------
  Net Increase (Decrease) from Operations                  44,566          69,837            (143)            41         (2,331)
                                                        ---------       ---------       ---------      ---------      ---------
Fund Share Transactions:
Receipts for shares sold--Class A                          44,629          46,082             772          5,796          8,591
Cost of shares repurchased--Class A                        (7,905)         (9,706)             --         (3,081)          (428)
                                                        ---------       ---------       ---------      ---------      ---------
                                                           36,724          36,376             772          2,715          8,163
                                                        ---------       ---------       ---------      ---------      ---------
Receipts for shares sold--Class B                         167,790         157,970           3,578         16,780         16,075
Cost of shares repurchased--Class B                       (22,273)        (23,672)             (1)        (2,857)          (332)
                                                        ---------       ---------       ---------      ---------      ---------
                                                          145,517         134,298           3,577         13,923         15,743
                                                        ---------       ---------       ---------      ---------      ---------
Receipts for shares sold--Class C                          26,234          24,882             460          3,063          4,454
Cost of shares repurchased--Class C                        (3,148)         (3,326)             --           (951)           (46)
                                                        ---------       ---------       ---------      ---------      ---------
                                                           23,086          21,556             460          2,112          4,408
                                                        ---------       ---------       ---------      ---------      ---------
Receipts for shares sold--Class E                           1,956             263              --             --             --
Cost of shares repurchased--Class E                        (1,419)            (78)             --             --             --
                                                        ---------       ---------       ---------      ---------      ---------
                                                              537             185              --             --             --
                                                        ---------       ---------       ---------      ---------      ---------
Receipts for shares sold--Class F                           4,097             584              --             --             --
Cost of shares repurchased--Class F                        (2,536)            (12)             --             --             --
                                                        ---------       ---------       ---------      ---------      ---------
                                                            1,561             572              --             --             --
                                                        ---------       ---------       ---------      ---------      ---------
Receipts for shares sold--Class G                              --           1,999              --             --             --
Cost of shares repurchased--Class G                            --             (56)             --             --             --
                                                        ---------       ---------       ---------      ---------      ---------
                                                               --           1,943              --             --             --
                                                        ---------       ---------       ---------      ---------      ---------
Receipts for shares sold--Class H                              --           2,919              --             --             --
Cost of shares repurchased--Class H                            --             (15)             --             --             --
                                                        ---------       ---------       ---------      ---------      ---------
                                                               --           2,904              --             --             --
                                                        ---------       ---------       ---------      ---------      ---------
Receipts for shares sold--Class Z                           1,271               1           4,542              1          2,700
Cost of shares repurchased--Class Z                            (c)             --              --         (2,316)            --
                                                        ---------       ---------       ---------      ---------      ---------
                                                            1,271               1           4,542         (2,315)         2,700
                                                        ---------       ---------       ---------      ---------      ---------
Net Increase from Fund Share Transactions                 208,696         197,835           9,351         16,435         31,014
                                                        ---------       ---------       ---------      ---------      ---------
    Total Increase                                        253,262         267,672           9,208         16,476         28,683

Net Assets
Beginning of period                                       465,790         198,118              --         28,683             --
                                                        ---------       ---------       ---------      ---------      ---------
End of period                                           $ 719,052       $ 465,790       $   9,208      $  45,159      $  28,683
                                                        =========       =========       =========      =========      =========

(a)   Class Z shares were initially offered on January 11, 1999.
(b) On February 28, 2000, Class B and Class F shares were merged into Class G and Class H. Class G and Class H shares were then redesignated Class E and Class F shares.
(c)   Rounds to less than one.
(d)   The Fund commenced investment operations on March 7, 2000.
(e)   The Fund commenced investment operations on June 1, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------
(In thousands)

                                      (Unaudited)              (Unaudited)  (Unaudited)
                                       Six months                Period      Six months    Period
                                         ended     Year ended     ended        ended        ended
                                       April 30,   October 31,   April 30,    April 30,   October 31,
                                          2000        1999        2000(d)       2000        1999(e)
-----------------------------------------------------------------------------------------------------
                                              SRATMGF            SRATMGFII           SRATMVF
-----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets       2000 (b)    1999 (a)       2000          2000        1999
Sold--Class A                            2,383        2,882            65          566          747
Repurchased--Class A                      (420)        (604)           --         (302)         (39)
                                       -------      -------       -------      -------      -------
                                         1,963        2,278            65          264          708
                                       -------      -------       -------      -------      -------
Sold--Class B                            9,122       10,095           296        1,655        1,410
Repurchased--Class B                    (1,215)      (1,496)          (c)         (288)         (32)
                                       -------      -------       -------      -------      -------
                                         7,907        8,599           296        1,367        1,378
                                       -------      -------       -------      -------      -------
Sold--Class C                            1,439        1,576            38          297          394
Repurchased--Class C                      (172)        (212)           --          (95)          (4)
                                       -------      -------       -------      -------      -------
                                         1,267        1,364            38          202          390
                                       -------      -------       -------      -------      -------
Sold--Class E                              106           18            --           --           --
Repurchased--Class E                       (77)          (5)           --           --           --
                                       -------      -------       -------      -------      -------
                                            29           13            --           --           --
                                       -------      -------       -------      -------      -------
Sold--Class F                              227           38            --           --           --
Repurchased--Class F                      (141)          (1)           --           --           --
                                       -------      -------       -------      -------      -------
                                            86           37            --           --           --
                                       -------      -------       -------      -------      -------
Sold--Class G                               --          127            --           --           --
Repurchased--Class G                        --           (4)           --           --           --
                                       -------      -------       -------      -------      -------
                                            --          123            --           --           --
                                       -------      -------       -------      -------      -------
Sold--Class H                               --          189            --           --           --
Repurchased--Class H                        --           (1)           --           --           --
                                       -------      -------       -------      -------      -------
                                            --          188            --           --           --
                                       -------      -------       -------      -------      -------
Sold--Class Z                               69          (c)           379          (c)          225
Repurchased--Class Z                       (c)           --            --         (225)          --
                                       -------      -------       -------      -------      -------
                                            69          (c)           379         (225)         225
                                       -------      -------       -------      -------      -------

(a)   Class Z shares were initially offered on January 11, 1999.
(b) On February 28, 2000, Class B and Class F shares were merged into Class G and Class H. Class G and Class H shares were then redesignated Class E and Class F shares.
(c)   Rounds to less than one.
(d)   The Fund commenced investment operations on March 7, 2000.
(e)   The Fund commenced investment operations on June 1, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1. Interim Financial Statements

In the opinion of management of Stein Roe Advisor Tax Managed Growth Fund (SRATMGF), Stein Roe Advisor Tax Managed Growth Fund II (SRATMGF II) and Stein Roe Advisor Tax Managed Value Fund (SRATMVF), each a series of Liberty Funds Trust I (individually referred to as a Fund, collectively referred to as the Funds) the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Funds at April 30, 2000, and the results of their operations, changes in their net assets and the financial highlights for the period ended April 30, 2000.

Note 2. Accounting policies

Organization

The Funds are diversified portfolios of a Massachusetts business trusts registered under the Investment Company Act of 1940, as amended as open-end management investment companies. The Funds' investment objective seeks to maximize long-term capital growth while reducing shareholder exposure to taxes. The Funds may issue an unlimited number of shares. SRATMGF offers six classes of shares: Class A, Class B, Class C, Class E, Class F and Class Z. SRATMGF II and SRATMVF each offer four classes of shares: Class A, Class B, Class C and Class
Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                                     Converts to
Original Purchase                                   Class A Shares
--------------------------------------------------------------------------------

Less than $250,000                                      8 years
$250,000 to less than $500,000                          4 years
$500,000 to less than $1,000,000                        3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class E shares are subject to a front-end sales charge and are subject to an annual distribution fee. Class F shares are subject to an annual distribution fee and a contingent deferred sales charge. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, please refer to each Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Funds in the preparation of their financial statements.

Security Valuation and Transactions

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of Class Net Asset Values and Financial Highlights

All income, expenses (other than applicable 12b-1 fees)(see Note 3: Underwriting discounts, service and distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using the average shares outstanding during the period. Net investment income per share data reflects the distribution fee per share where applicable.

Ratios are calculated by adjusting the expense and net investment income ratios for each Fund for the entire period by the distribution fee and service fee where applicable.

Federal Income Taxes

Consistent with the Funds' policy to qualify as regulated investment companies and to distribute all of their taxable income, no federal income tax has been accrued.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Other

Corporate actions are recorded on the ex-date. Interest income is recorded on the accrual basis.

The Funds' custodian takes possession through the federal book entry system of securities collateralizing repurchase agreements. Collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Note 3. Fees and Compensation paid to Affiliates

Management Fee

Stein Roe and Farnham, Inc. (the Advisor) is the investment Advisor of each Fund and receives a monthly fee based on each Fund's average net assets as follows:

SRATMGF
0.60% annually

SRATMGF II
0.80% annually

SRATMVF
0.80% annually

Administration Fee

Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services and office facilities for a monthly fee based on each Fund's average net assets as follows:

SRATMGF
0.40% annually

SRATMGF II
0.20% annually

SRATMVF
0.20% annually

Bookkeeping fee

For each Fund, the Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% of each Fund's average net assets over $50 million.

Transfer Agent Fee

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

Underwriting discounts, service and distribution fees

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. During the period ended April 30, 2000, each Fund has been advised that the Distributor retained net underwriting discounts on SRATMGF, SRATMGF II and SRATMVF of $141,480, $1,920 and none, respectively, on sales of the Funds' Class A shares and received contingent deferred sales charges (CDSC) of $51, none and none on Class A share redemptions, $486,716, none and 34,563 on Class B share redemptions and $9,474, none and 3,063 on Class C share redemptions, respectively. SRATMGF had contingent deferred sales charge (CDSC) of $ on Class F share redemptions.

SRATMGF has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class A, Class B, Class C, Class E and Class F net assets of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B, Class C and Class F shares and 0.10% annually of the average net assets attributable to Class E shares.

SRATMGF II has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class A, Class B, and Class C net assets of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares.

SRATMVF has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class A, Class B, and Class C net assets of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.05% annually of the average net assets attributable to Class A shares and 0.75% annually of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits

The Advisor/Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.25% annually of the first $100 million of average net assets and 1.50% annually thereafter on SRATMGF and SRATMGF II and 1.50% annually of the Fund's average net assets on SRATMVF.

Other

The Funds pay no compensation to its officers, all of whom are employees of the Advisor/Administrator.

The Funds' Trustees may participate in a deferred compensation plan, which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

Note 4. Portfolio Information

Investment Activity

For the period ended April 30, 2000, purchases and sales of investments, other than short term obligations, were as follows:

                                            Purchases                  Sales
--------------------------------------------------------------------------------
SRATMGF                                    $377,695,906             $187,204,567
SRATMGF II                                 $  9,683,795             $    567,064
SRATMVF                                    $ 33,389,282             $ 17,603,172

Unrealized appreciation (depreciation) at April 30, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

                               SRATMGF             SRATMGF II        SRATMVF
--------------------------------------------------------------------------------
Gross unrealized
  appreciation              $ 175,703,163        $     474,965    $   3,548,809
Gross unrealized
  depreciation                (28,956,586)            (629,749)      (2,370,734)
                            -------------        -------------    -------------
Net unrealized
  appreciation
  (depreciation)            $ 146,746,577        $    (154,784)   $   1,178,075
                            -------------        -------------    -------------

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Capital Loss Carryforwards

At October 31, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                                    Year of                        Capital Loss
                                    Expiration                     Carryforward
--------------------------------------------------------------------------------
SRATMGF                             2005                           $   559,000
                                    2006                             9,584,000
                                    2007                             1,696,000
                                                                   -----------
                                                                   $11,839,000
                                                                   -----------
SRATMVF                             2007                           $   656,000

Expired capital loss carryforwards, if any are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other

The Funds may focus their investments in certain industries, subjecting each to greater risk than a fund that is more diversified.

Note 5. Line of Credit

The Funds may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan. : (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the period ended April 30, 2000.

Note 6. Other Related Party Transactions

At April 30, 2000, Colonial Management Associates, Inc., (CMA) owned 12%, 23% and 59% of Class A, Class C and Class Z shares, respectively, of SRATMGF II and 100% of Class Z shares of SRATMVF.

During the period ended April 30, 2000, SRATMVF used Alphatrade, a wholly owned subsidiary of the Administrator as a broker. Total commissions paid to Alphatrade during the period were $13,187.

--------------------------------------------------------------------------------
Financial Highlights SRATMGF
--------------------------------------------------------------------------------

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                                              (Unaudited)
                                                                     Six months ended April 30, 2000
                                          ------------------------------------------------------------------------------------
                                          Class A          Class B        Class C       Class E(a)     Class F(a)      Class Z
------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of period      $ 17.190        $ 16.820        $16.820        $17.140        $16.770        $17.230
                                          --------        --------        -------        -------        -------        -------
Income From Investment Operations:
Net investment loss (b)                     (0.024)         (0.138)        (0.138)        (0.078)        (0.143)        (0.046)
Net realized and unrealized gain             1.704           1.718          1.708          1.778          1.783          1.746
                                          --------        --------        -------        -------        -------        -------
   Total from Investment Operations          1.680           1.580          1.570          1.700          1.640          1.700
                                          --------        --------        -------        -------        -------        -------
Net asset value, End of period            $ 18.870        $ 18.400        $18.390        $18.840        $18.410        $18.930
                                          ========        ========        =======        =======        =======        =======
Total return (c)(d)                           9.77%           9.39%          9.33%          9.92%          9.78%          9.87%
                                          ========        ========        =======        =======        =======        =======
Ratios to Average Net Assets
Expenses (e)(f)                               1.55%           2.30%          2.30%          1.65%          2.30%          1.30%
Net investment loss (e)(f)                   (0.75)%         (1.50)%        (1.50)%        (0.80)%        (1.50)%        (0.50)%
Portfolio turnover (d)                          33%             33%            33%            33%            33%            33%
Net assets at end of period (000)         $144,093        $477,620        $74,560        $ 8,798        $12,683        $ 1,298

(a) On February 28, 2000, Class B and Class F shares were merged into Class G and Class H. Class G and Class H shares were then redesignated Class E and Class F shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d)   Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)   Annualized.

                                                                       Year Ended October 31, 1999
                                        --------------------------------------------------------------------------------------------
                                        Class A     Class B     Class C     Class E    Class F    Class G    Class H   Class Z(b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of period    $13.390    $ 13.200     $13.200     $13.360    $13.210    $13.380    $13.210    $15.560
                                        -------    --------     -------     -------    -------    -------    -------    -------
Income From Investment Operations:
Net investment loss (a)(c)               (0.034)     (0.151)     (0.152)     (0.050)    (0.151)    (0.050)    (0.151)    (0.016)
Net realized and unrealized gain          3.834       3.771       3.772       3.830      3.711      3.840      3.771      1.686
                                        -------    --------     -------     -------    -------    -------    -------    -------
   Total from Investment Operations       3.800       3.620       3.620       3.780      3.560      3.790      3.620      1.670
                                        -------    --------     -------     -------    -------    -------    -------    -------
Net asset value, End of period          $17.190    $ 16.820     $16.820     $17.140    $16.770    $17.170    $16.830    $17.230
                                        =======    ========     =======     =======    =======    =======    =======    =======
Total return (d)                          28.38%      27.42%      27.42%      28.29%     26.95%     28.33%     27.40%     10.73%(e)
                                        =======    ========     =======     =======    =======    =======    =======    =======
Ratios to Average Net Assets
Expenses (f)                               1.64%       2.39%       2.39%       1.74%      2.39%      1.74%      2.39%      0.79%(g)
Net investment loss (f)                   (0.21)%     (0.96)%     (0.96)%     (0.31)%    (0.96)%    (0.31)%    (0.96)%    (0.13)%(g)
Portfolio turnover                           80%         80%         80%         80%        80%        80%        80%        80%
Net assets at end of period (000)       $97,531    $303,726     $46,869     $ 1,089    $ 2,025    $ 6,427    $ 8,122    $     1

(a)   Net of fees and expenses waived
      or borne by the Advisor/
      Administrator which amounted to:  $    --    $     --     $    --     $    --    $    --    $    --    $    --    $    --

(b) Class Z shares were initially offered on January 11, 1999. Per share data reflects activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e)   Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights SRATMGF (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                     Year Ended October 31, 1998
                                        ---------------------------------------------------------------------------------------
                                        Class A      Class B       Class C      Class E      Class F      Class G      Class H
-------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of period    $12.040      $ 11.960      $11.960      $12.020      $11.970      $12.040      $11.960
                                        -------      --------      -------      -------      -------      -------      -------
Income From Investment Operations:
Net investment income (loss) (a)(b)       0.029        (0.069)      (0.069)       0.016       (0.069)       0.016       (0.069)
Net realized and unrealized gain          1.321         1.309        1.309        1.324        1.309        1.324        1.319
                                        -------      --------      -------      -------      -------      -------      -------
   Total from Investment Operations       1.350         1.240        1.240        1.340        1.240        1.340        1.250
                                        -------      --------      -------      -------      -------      -------      -------
Net asset value, End of period          $13.390      $ 13.200      $13.200      $13.360      $13.210      $13.380      $13.210
                                        =======      ========      =======      =======      =======      =======      =======
Total return (c)(d)                       11.21%        10.37%       10.37%       11.15%       10.36%       11.13%       10.45%
                                        =======      ========      =======      =======      =======      =======      =======
Ratios to Average Net Assets
Expenses (e)                               1.56%         2.31%        2.31%        1.66%        2.31%        1.66%        2.31%
Net investment income (loss) (e)           0.22%        (0.53)%      (0.53)%       0.12%       (0.53)%       0.12%       (0.53)%
Fees and expenses waived or borne
   by the Advisor/Administrator (e)        0.12%         0.12%        0.12%        0.12%        0.12%        0.12%        0.12%
Portfolio turnover                           91%           91%          91%          91%          91%          91%          91%
Net assets at end of period (000)       $45,472      $124,829      $18,786      $   680      $ 1,105      $ 3,359      $ 3,887

(a)   Net of fees and expenses waived
      or borne by the Advisor/
      Administrator which amounted to:  $ 0.016      $  0.016      $ 0.016      $ 0.016      $ 0.016      $ 0.016      $ 0.016

(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                  Period Ended October 31, 1997 (b)
                                          --------------------------------------------------------------------------------------
                                          Class A      Class B    Class C (c)    Class E      Class F      Class G      Class H
--------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of period      $10.080      $10.080      $10.080      $10.080      $10.080      $10.080      $10.080
                                          -------      -------      -------      -------      -------      -------      -------
Income From Investment Operations:
Net investment income (loss) (a)(d)         0.040       (0.032)      (0.032)       0.030       (0.032)       0.030       (0.032)
Net realized and unrealized gain            1.920        1.912        1.912        1.910        1.922        1.930        1.912
                                          -------      -------      -------      -------      -------      -------      -------
   Total from Investment Operations         1.960        1.880        1.880        1.940        1.890        1.960        1.880
                                          -------      -------      -------      -------      -------      -------      -------
Net asset value, End of period            $12.040      $11.960      $11.960      $12.020      $11.970      $12.040      $11.960
                                          =======      =======      =======      =======      =======      =======      =======
Total return (e)(f)(g)                      19.44%       18.65%       18.65%       19.25%       18.75%       19.44%       18.65%
                                          =======      =======      =======      =======      =======      =======      =======
Ratios to Average Net Assets
Expenses (h)(i)                              1.50%        2.25%        2.25%        1.60%        2.25%        1.60%        2.25%
Net investment income (loss) (h)(i)          0.39%       (0.36)%      (0.36)%       0.29%       (0.36)%       0.29%       (0.36)%
Fees and expenses waived or borne
   by the Advisor/Administrator (h)(i)       0.98%        0.98%        0.98%        0.98%        0.98%        0.98%        0.98%
Portfolio turnover (g)                         51%          51%          51%          51%          51%          51%          51%
Net assets at end of period (000)         $17,142      $38,452      $ 5,923      $   326      $   421      $ 1,288      $ 1,156

(a)   Net of fees and expenses waived
      or borne by the Advisor/
      Administrator which amounted to:    $ 0.096      $ 0.096      $ 0.096      $ 0.096      $ 0.096      $ 0.096      $ 0.096

(b) The Fund commenced investment operations on December 16, 1996, the activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(c)   Effective July 1, 1997, Class D shares were redesignated Class C shares.
(d) Per share data was calculated using average shares outstanding during the period.
(e) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)   Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights SRATMGFII
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                           (Unaudited)
                                                                Period ended April 30, 2000(b)
                                                           -------------------------------------------
                                                           Class A    Class B      Class C    Class Z
------------------------------------------------------------------------------------------------------
Net asset value--Beginning of period                       $12.000    $12.000      $12.000    $12.000
                                                           -------    -------      -------    -------
Income From Investment Operations:
Net investment income (loss) (a)(c)                         (0.003)    (0.017)      (0.018)     0.001
Net realized and unrealized loss                            (0.122)    (0.116)      (0.126)    (0.157)
                                                           -------    -------      -------    -------
   Total from Investment Operations                         (0.170)    (0.170)      (0.180)    (0.160)
                                                           -------    -------      -------    -------
Net asset value, End of period                             $11.830    $11.830      $11.820    $11.840
                                                           =======    =======      =======    =======
Total return (d)(e)(f)                                       (1.42)%    (1.42)%      (1.50)%    (1.33)%
                                                           =======    =======      =======    =======
Ratios to Average Net Assets
Expenses (g)(h)                                               1.50%      2.25%        2.25%      1.25%
Fees and expenses waived or borne by the Advisor (g)(h)       3.32%      3.32%        3.32%      3.32%
Net investment income (loss) (g)(h)                          (0.21)%    (0.96)%      (0.96)%     0.04%
Portfolio turnover (e)                                          12%        12%          12%        12%
Net assets at end of period (000)                          $   769    $ 3,502      $   447    $ 4,490

(a) Net of fees and expenses waived or borne
by the Advisor/Administrator which amounted to:            $ 0.023    $ 0.023      $ 0.023    $ 0.023

(b) The Fund commenced investment operations on March 7, 2000. Per share data reflects activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e)   Not annualized.
(f) Had the Advisor/Administrator not reimbursed a portion of expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights SRATMVF
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                            (Unaudited)
                                                  Six months ended April 30, 2000
                                           -----------------------------------------------
                                           Class A      Class B      Class C     Class Z
------------------------------------------------------------------------------------------
Net asset value--Beginning of period       $10.640      $10.610      $10.610     $10.650
                                           -------      -------      -------     -------
Income From Investment Operations:
Net investment income (loss) (a)(b)          0.012       (0.024)      (0.024)      0.027
Net realized and unrealized gain (loss)     (0.122)      (0.116)      (0.126)     (0.157)
                                           -------      -------      -------     -------
   Total from Investment Operations         (0.110)      (0.140)      (0.150)     (0.130)
                                           -------      -------      -------     -------
Net asset value, End of period             $10.530      $10.470      $10.460     $10.520
                                           =======      =======      =======     =======
Total return (c)(d)(e)                       (1.03)%      (1.32)%      (1.41)%     (1.22)%
                                           =======      =======      =======     =======
Ratios to Average Net Assets
Expenses (f)(g)                               1.80%        2.50%        2.50%       1.50%
Fees and expenses waived or borne
   by the Advisor/Administrator (f)(g)        0.46%        0.46%        0.46%       0.46%
Net investment income (loss) (f)(g)           0.23%       (0.48)%      (0.48)%      0.53%
Portfolio turnover (d)                          52%          52%          52%         52%
Net assets at end of period (000)          $10,233      $28,728      $ 6,197     $     1

(a)   Net of fees and expenses waived or
      borne by the Advisor/Administrator
      which amounted to:                   $ 0.023      $ 0.023      $ 0.023     $ 0.023

(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d)   Not annualized.
(e) Had the Advisor/Administrator not reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)   Annualized.

                                                  Period ended October 31, 1999 (a)
                                           ------------------------------------------------
                                           Class A       Class B      Class C     Class Z
-------------------------------------------------------------------------------------------
Net asset value--Beginning of period       $12.000       $12.000      $12.000     $12.000
                                           -------       -------      -------     -------
Income From Investment Operations:
Net investment income (loss) (b)(c)          0.000(i)     (0.038)      (0.038)      0.012
Net realized and unrealized gain (loss)     (1.360)       (1.352)      (1.352)     (1.362)
                                           -------       -------      -------     -------
   Total from Investment Operations         (1.360)       (1.390)      (1.390)     (1.350)
                                           -------       -------      -------     -------
Net asset value, End of period             $10.640       $10.610      $10.610     $10.650
                                           =======       =======      =======     =======
Total return (d)(e)(f)                      (11.33)%      (11.58)%     (11.58)%    (11.25)%
                                           =======       =======      =======     =======
Ratios to Average Net Assets
Expenses (g)(h)                               1.77%         2.60%        2.60%       1.50%
Net investment income (loss) (g)(h)          (0.00)%       (0.83)%      (0.83)%      0.27%
Portfolio turnover (f)                          19%           19%          19%         19%
Net assets at end of period (000)          $ 7,528       $14,622      $ 4,137     $ 2,396

(a)   From commencement of operations
      on June 1, 1999

(b)   Net of fees and expenses waived
      or borne by the Advisor/
      Administrator which amounted to:     $ 0.065       $ 0.065      $ 0.065     $ 0.065

(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not reimbursed a portion of expenses, total return would have been reduced.
(f)   Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)   Annualized.
(i)   Rounds to less than 0.001.


24